Segment Information	12 Months Ended
Dec. 31, 2019
5. Segment Information
Segment Information

5. SEGMENT INFORMATION

Emera manages its reportable segments separately due in part to their different operating, regulatory and geographical environments. Segments are reported based on each subsidiary’s contribution of revenues, net income attributable to common shareholders and total assets, as reported to the Company’s chief operating decision maker.

Effective January 1, 2019, Emera revised its reportable segments to align with strategic priorities and internal governance. These new reporting segments align with how the Company assesses financial performance and makes decisions about resource allocations. All comparative segment financial information has been restated with no impact to reported consolidated results.

The five new reportable segments are:

•Florida Electric Utility;

•Canadian Electric Utilities;

•Other Electric Utilities;

•Gas Utilities and Infrastructure; and

•Other

	Florida	Canadian	Other	Gas Utilities		Inter-
	Electric	Electric	Electric	and		Segment
millions of Canadian dollars	Utility	Utilities	Utilities	Infrastructure	Other	Eliminations	Total
For the year ended December 31, 2019
Operating revenues from external customers (1)	$2,596	$1,429	$744	$1,097	$245	$-		$6,111
Inter-segment revenues (1)	11	1	-	22	37	(71)		-
Total operating revenues	2,607	1,430	744	1,119	282	(71)		6,111
AFUDC - debt and equity	20	6	5	2	-	-		33
Depreciation and amortization	445	231	107	109	11	-		903
Interest expense, net	154	142	52	59	331	-		738
Internally allocated interest (2)	-	-	-	14	(14)	-		-
Income from equity investments	-	91	5	22	36	-		154
Income tax expense (recovery)	79	(10)	11	48	(67)	-		61
Operating, maintenance and general ("OM&G")	554	313	195	319	130	(47)		1,464
GBPC impairment charge	-	-	34	-	-	-		34
Net income (loss) attributable to common shareholders	419	229	45	183	(213)	-		663
Capital expenditures	1,393	384	195	448	63	-		2,483
As at December 31, 2019
Total assets	16,214	6,717	3,069	5,489	1,459	(1,106)	(3)	31,842
Investments subject to significant influence	-	1,133	41	138	-	-		1,312
Goodwill	4,544	-	70	1,218	3	-		5,835
(1) All significant inter-company balances and inter-company transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities that have not been eliminated because management believes the elimination of these transactions would understate property, plant and equipment, OM&G expenses, or regulated fuel for generation and purchased power. Inter-company transactions that have not been eliminated are measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in determining reportable segments.
(2) Segment net income is reported on a basis that includes internally allocated financing costs.
(3) Primarily relates to consolidated deferred tax reclassifications. Deferred tax assets are reclassified and netted with deferred tax liabilities upon consolidation.

	Florida	Canadian	Other	Gas Utilities		Inter-
	Electric	Electric	Electric	and		Segment
millions of Canadian dollars	Utility	Utilities	Utilities	Infrastructure	Other	Eliminations	Total
For the year ended December 31, 2018
Operating revenues from external customers (1)	$2,670	$1,437	$745	$1,062	$610	$-		$6,524
Inter-segment revenues (1)	9	3	-	36	51	(99)		-
Total operating revenues	2,679	1,440	745	1,098	661	(99)		6,524
AFUDC - debt and equity	20	6	3	1	-	-		30
Depreciation and amortization	405	219	114	129	49	-		916
Interest expense, net	132	139	48	55	339	-		713
Internally allocated interest (2)	-	-	-	14	(14)	-		-
Income from equity investments	-	87	6	22	39	-		154
Income tax expense (recovery)	85	8	9	47	(80)	-		69
OM&G	667	286	188	295	206	(62)		1,580
Net income (loss) attributable to common shareholders	381	218	85	135	(109)	-		710
Capital expenditures	1,217	345	187	330	72	-		2,151
As at December 31, 2018
Total assets	15,997	6,275	3,094	5,404	2,653	(1,109)	(3)	32,314
Investments subject to significant influence	-	1,079	77	155	5	-		1,316
Goodwill	4,774	-	260	1,279	-	-		6,313
(1) All significant inter-company balances and inter-company transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities that have not been eliminated because management believes the elimination of these transactions would understate property, plant and equipment, OM&G expenses, or regulated fuel for generation and purchased power. Inter-company transactions that have not been eliminated are measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in determining reportable segments.
(2) Segment net income is reported on a basis that includes internally allocated financing costs.
(3) Primarily relates to consolidated deferred tax reclassifications. Deferred tax assets are reclassified and netted with deferred tax liabilities upon consolidation.

Geographical Information

Revenues (1):

For the	Year ended December 31
millions of Canadian dollars	2019	2018
Canada	$1,497	$1,520
United States	4,140	4,537
Barbados	320	319
The Bahamas	112	121
Dominica	42	27
	$6,111	$6,524
(1) Revenues are based on country of origin of the product or service sold.

Property Plant and Equipment:

As at	December 31	December 31
millions of Canadian dollars	2019	2018
Canada	$4,248	$4,128
United States (1)	13,095	13,739
Barbados	462	446
The Bahamas	282	315
Dominica	80	84
	$18,167	$18,712
(1) Excludes Emera Maine balances classified as held for sale as at December 31, 2019. Refer to note 4 for further details.